Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-4

Collection Period	04/01/14-04/30/14
Determination Date	5/9/2014
Distribution Date	5/15/2014

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period				$866,882,360.35
2.	Collections allocable to Principal				$26,135,099.28
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$986,243.20

5.	Pool Balance on the close of the last day of the related Collection Period				$839,761,017.87
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				54,125
7.	Initial Pool Balance				$1,000,000,005.06

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$28,882,360.32		$1,761,017.84
	b.	Class A-2 Note Balance	$317,000,000.00		$317,000,000.00
	c.	Class A-3 Note Balance	$316,000,000.00		$316,000,000.00
	d.	Class A-4 Note Balance	$138,000,000.00		$138,000,000.00
	e.	Class B Note Balance	$22,000,000.00		$22,000,000.00
	f.	Class C Note Balance	$20,000,000.00		$20,000,000.00
	g.	Class D Note Balance	$20,000,000.00		$20,000,000.00

	h.	Note Balance (sum a - g)	$861,882,360.32		$834,761,017.84

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.1729483		0.0105450
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8618824		0.8347610

10.	Overcollateralization Target Amount				$5,000,000.03

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,000,000.03

12.	Weighted Average Coupon			%	7.01%
13.	Weighted Average Original Term			months	65.85
14.	Weighted Average Remaining Term			months	56.64

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,995,822.00
	b.	Liquidation Proceeds allocable to Finance Charge			$1,265.24
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,997,087.24

16.	Principal:
	a.	Collections allocable to Principal			$26,135,099.28
	b.	Liquidation Proceeds allocable to Principal			$500,401.76
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$26,635,501.04

17.	Total Finance Charge and Principal Collections (15d+16d)				$31,632,588.28
18.	Interest Income from Collection Account				$1,459.90
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$31,634,048.18

Available Funds

21.	Available Collections		$31,634,048.18
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$31,634,048.18

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$722,401.97
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$722,401.97

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,418.01
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,418.01

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$5,776.47
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$5,776.47

	e.	Class A-2 Monthly Interest	$137,366.67
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$137,366.67

	i.	Class A-3 Monthly Interest	$210,666.67
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$210,666.67

	m.	Class A-4 Monthly Interest	$147,200.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$147,200.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$31,350.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$31,350.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,500.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,500.00

32.	Tertiary Principal Distributable Amount		$2,121,342.45

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$43,333.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$43,333.33

34.	Quaternary Principal Distributable Amount		$20,000,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$23,457,355.57

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,000,000.03

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,997,087.24
	b.	Total Daily Deposits of Principal Collections	$26,635,501.04
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,459.90

	e.	Total Deposits to Collection Account (sum a - d)	$31,634,048.18

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$722,401.97
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,418.01
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,729,535.62
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,176,692.58

	f.	Total Withdrawals from Collection Account (sum a - e)	$31,634,048.18

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$5,776.47
	b.	Class A-2 Interest Distribution	$137,366.67
	c.	Class A-3 Interest Distribution	$210,666.67
	d.	Class A-4 Interest Distribution	$147,200.00
	e.	Class B Interest Distribution	$31,350.00
	f.	Class C Interest Distribution	$32,500.00
	g.	Class D Interest Distribution	$43,333.33
	h.	Class A-1 Principal Distribution	$27,121,342.48
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$27,729,535.62

44.	Withdrawals
	a.	Class A-1 Distribution	$27,127,118.95
	b.	Class A-2 Distribution	$137,366.67
	c.	Class A-3 Distribution	$210,666.67
	d.	Class A-4 Distribution	$147,200.00
	e.	Class B Distribution	$31,350.00
	f.	Class C Distribution	$32,500.00
	g.	Class D Distribution	$43,333.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$27,729,535.62

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$3,176,692.58
	b.	Reserve Account surplus (Ln 55)	$128.89

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,176,821.47

46.	Withdrawals
	a.	Certificateholder Distribution	$3,176,821.47

	b.	Total Withdrawals from Certificate Payment Account	$3,176,821.47

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,500,000.02	$2,500,000.02
	b.	Note Balance	$834,761,017.84

48.	Required Reserve Account Amount		$2,500,000.02

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,500,000.02
50.	Investment Earnings			$128.89
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,500,128.91
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$128.89

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,500,000.02
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$722,401.97
60.	Amount to be paid to Backup Servicer from the Collection Account			$5,418.01
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$27,729,535.62
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,176,692.58
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$128.89
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$27,127,118.95
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$137,366.67
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$210,666.67
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$147,200.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$31,350.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$32,500.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$43,333.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$3,176,821.47

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$484,576.20
74.	Cumulative Net Losses			$1,613,016.67
75.	Cumulative Net Loss Percentage			0.1613%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	674	$9,509,384.98
	b.	61 to 90 days past due	190	$2,611,444.92
	c.	91 or more days past due	87	$1,230,539.84

	d.	Total Past Due (sum a-c)	951	13,351,369.74

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,306,916,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 30, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer